Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Schwab Select Large Cap Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Select Large Cap Growth Fund
Average Annual Return, Percent	[1],[2]	10.01%	42.78%	15.91%	14.58%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500® Index
Average Annual Return, Percent		10.42%	36.35%	15.98%	13.38%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		11.79%	42.19%	19.74%	16.52%

[1]	Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.